N-2	May 11, 2023
Cover [Abstract]
Entity Central Index Key	0001066194
Amendment Flag	false
Securities Act File Number	001-35314
Document Type	8-K
Entity Registrant Name	eGain Corporation
Entity Address, Address Line One	1252 Borregas Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	636-4500
Entity Emerging Growth Company	false